Bonus Programs - Summary of Number of Shares Held by the Trust (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FEMSA UBD [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,945,209	3,625,171
Shares acquired by the administrative trust to employees	913,846	1,311,599
Shares released from administrative trust to employees upon vesting	(1,580,595)	(1,991,561)
Forfeitures	0	0
Ending balance	2,278,460	2,945,209
KOFL [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	935,899	1,068,327
Shares acquired by the administrative trust to employees	262,909	344,770
Shares released from administrative trust to employees upon vesting	(501,582)	(477,198)
Forfeitures	0	0
Ending balance	697,226	935,899